Financial Assets at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2025
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Financial assets at fair value through profit or loss

Note 8 — Financial assets at fair value through profit or loss

During the periods presented below, the following gains were recognized in profit or loss:

	June 30, 2025	June 30, 2024
	EUR	EUR
Fair value gains on equity investments recognized in other income		2,389